Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli SRI Fund, Inc.
Entity Central Index Key	0001391839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000048071
Shareholder Report [Line Items]
Fund Name	Gabelli SRI Fund, Inc.
Class Name	Class AAA
Trading Symbol	SRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIGX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000
06/17	11,101	11,790	11,824
06/18	11,063	13,484	13,313
06/19	11,486	14,889	14,530
06/20	11,144	16,007	15,617
06/21	16,101	22,537	21,909
06/22	13,223	20,143	18,710
06/23	15,044	24,090	22,316
06/24	16,474	30,006	25,806
06/25	18,618	34,555	29,537
06/26	21,753	42,268	37,028

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class AAA	7.65%	16.83%	6.20%	8.08%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,954,974
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ (24,982)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,954,974 Number of Portfolio Holdings129 Portfolio Turnover Rate11% Management Fees$(24,982)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIGX/
C000048073
Shareholder Report [Line Items]
Fund Name	Gabelli SRI Fund, Inc.
Class Name	Class C
Trading Symbol	SRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRICX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRICX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class C	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli SRI Fund, Inc. - Class C	Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000	10,000
06/17	11,018	11,018	11,790	11,824
06/18	10,898	10,898	13,484	13,313
06/19	11,303	11,303	14,889	14,530
06/20	10,934	10,934	16,007	15,617
06/21	15,790	15,790	22,537	21,909
06/22	12,959	12,959	20,143	18,710
06/23	14,749	14,749	24,090	22,316
06/24	16,163	16,163	30,006	25,806
06/25	18,264	18,264	34,555	29,537
06/26	21,338	21,338	42,268	37,028

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class C	7.60%	16.83%	6.21%	7.81%
Gabelli SRI Fund, Inc. - Class C (includes sales charge)	6.60%	15.83%	6.21%	7.81%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,954,974
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ (24,982)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,954,974 Number of Portfolio Holdings129 Portfolio Turnover Rate11% Management Fees$(24,982)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRICX/
C000048074
Shareholder Report [Line Items]
Fund Name	Gabelli SRI Fund, Inc.
Class Name	Class I
Trading Symbol	SRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIDX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIDX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000
06/17	11,136	11,790	11,824
06/18	11,120	13,484	13,313
06/19	11,574	14,889	14,530
06/20	11,250	16,007	15,617
06/21	16,248	22,537	21,909
06/22	13,343	20,143	18,710
06/23	15,177	24,090	22,316
06/24	16,632	30,006	25,806
06/25	18,789	34,555	29,537
06/26	21,947	42,268	37,028

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class I	7.59%	16.81%	6.20%	8.18%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,954,974
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ (24,982)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,954,974 Number of Portfolio Holdings129 Portfolio Turnover Rate11% Management Fees$(24,982)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIDX/
C000048072
Shareholder Report [Line Items]
Fund Name	Gabelli SRI Fund, Inc.
Class Name	Class A
Trading Symbol	SRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gabelli SRI Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/SRIAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/SRIAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli SRI Fund, Inc. - Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli SRI Fund underperformed its benchmarks, the S&P 500 and  MSCI ACWI SRI Indices.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors to performance included ABB Ltd, Texas Instruments, and Madison Square Garden Sports. Detractors included BellRing Brands, Sony Group, and S&P Global.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli SRI Fund, Inc. - Class A	Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
06/16	10,000	10,000	10,000	10,000
06/17	11,101	10,463	11,790	11,824
06/18	11,056	10,420	13,484	13,313
06/19	11,400	10,744	14,889	14,530
06/20	11,061	10,425	16,007	15,617
06/21	15,976	15,057	22,537	21,909
06/22	13,116	12,362	20,143	18,710
06/23	14,925	14,066	24,090	22,316
06/24	16,347	15,407	30,006	25,806
06/25	18,475	17,413	34,555	29,537
06/26	21,587	20,346	42,268	37,028

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli SRI Fund, Inc. - Class A	7.58%	16.85%	6.21%	8.08%
Gabelli SRI Fund, Inc. - Class A (includes sales charge)	1.40%	10.13%	4.95%	7.44%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI ACWI SRI Index	16.02%	25.36%	11.06%	13.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,954,974
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ (24,982)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,954,974 Number of Portfolio Holdings129 Portfolio Turnover Rate11% Management Fees$(24,982)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.3%
U.S. Government Obligations	2.3%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	30.7%
Machinery	6.2%
Building and Construction	5.1%
Consumer Products	4.8%
Semiconductors	4.6%
Health Care	4.4%
Diversified Industrial	4.4%
Food	4.4%
Other Industry sectors	35.0%
Other Assets and Liabilities (Net)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Xylem Inc.	3.0%
ABB Ltd.	2.9%
CNH Industrial NV	2.6%
Madison Square Garden Sports Corp.	2.3%
Citigroup Inc.	2.1%
Sony Group Corp.	2.1%
Texas Instruments Inc.	2.0%
American Express Co.	1.9%
NextEra Energy Inc.	1.8%
Capital One Financial Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/SRIAX/